Note 4 - Loans (Details) - Age Analysis of Past Due Loans - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 30-59 days past due		$ 599	$ 128
Loans, 60-89 days past due		19	814
Loans, 90 days or more past due		1,892	2,490
Loans, past due	$ 2,788	2,510	3,432
Loans, current	298,660	282,337	275,020
Loans	301,448	284,847	278,452
Loans, 90 days or more past due and accruing			3
Nonaccrual loans	$ 2,953	2,528	2,849
Municipal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current		1,459	2,144
Loans		1,459	2,144
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 90 days or more past due		439
Loans, past due		439
Loans, current		18,599	18,432
Loans		19,038	18,432
Nonaccrual loans		439
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 30-59 days past due		124	128
Loans, 60-89 days past due		19
Loans, 90 days or more past due			26
Loans, past due		143	154
Loans, current		16,433	10,510
Loans		16,576	10,664
Loans, 90 days or more past due and accruing			3
Nonaccrual loans			23
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 30-59 days past due		147
Loans, 60-89 days past due			720
Loans, 90 days or more past due		516	1,253
Loans, past due		663	1,973
Loans, current		131,890	135,566
Loans		132,553	137,539
Nonaccrual loans		1,064	1,597
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial Real Estate Other Receivable [Member] (Deprecated 2015-01-31)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 90 days or more past due		860	924
Loans, past due		860	924
Loans, current		46,122	47,890
Loans		46,982	48,814
Nonaccrual loans		860	924
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Municipal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current		8,602	6,344
Loans		8,602	6,344
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial Real Estate Construction Financing Receivable [Member] (Deprecated 2015-01-31)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, current		13,234
Loans		13,234	7,773
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 90 days or more past due			204
Loans, past due			204
Loans, current			7,569
Loans			7,773
Nonaccrual loans			222
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 30-59 days past due		328
Loans, 60-89 days past due			94
Loans, 90 days or more past due		77	83
Loans, past due		405	177
Loans, current		45,998	46,565
Loans		46,403	46,742
Nonaccrual loans		$ 165	$ 83